UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	8/31/2011

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  Separate N-CSR Forms will be filed for these series, as appropriate.

Dreyfus Conservative Allocation Fund

Dreyfus Growth Allocation Fund

Dreyfus Moderate Allocation Fund

FORM N-CSR

Item 1.                        Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
24	Report of Independent Registered Public Accounting Firm
25	Important Tax Information
26	Board Members Information
29	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Conservative
Allocation Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Conservative Allocation Fund, covering the 12-month period from September 1, 2010, through August 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although stocks and higher yielding bonds rallied strongly through the first quarter of 2011 due to expectations of a more robust economic recovery, the reporting period ended amid sharply deteriorating investor sentiment due to disappointing economic data, an escalating sovereign debt crisis in Europe and a contentious debate regarding taxes, spending and borrowing in the United States. In the final month of the reporting period, a major credit rating agency downgraded U.S. long-term debt, marking the first time in history that U.S.Treasury securities were not assigned the highest possible credit rating. Both stocks and bonds proved volatile in this tumultuous environment, as the stalled economy caused securities from economically sensitive market sectors to give back many of the reporting period’s previous gains.

The economic outlook currently is clouded by heightened market volatility and political infighting, but we believe that a sustained, moderate global expansion is more likely than a double-dip recession. Inflationary pressures appear to be waning in most countries, including the United States, as energy prices have retreated from their highs. The Federal Reserve Board has signaled its intention to maintain an aggressively accommodative monetary policy, which may help offset the financial stresses caused by recent fiscal policy choices in the United States and Europe. To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
September 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2010, through August 31, 2011, as provided by Richard B. Hoey, A. Paul Disdier, Christopher E. Sheldon, CFA, and Keith L. Stransky, CFA, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended August 31, 2011, Dreyfus Conservative Allocation Fund produced a total return of 9.61%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index produced a total return of 18.48% for the same period.The fund also utilizes a customized blended index composed of 40% Standard & Poor’s 500 Composite Stock Price Index and 60% Barclays Capital U.S. Aggregate Bond Index, and this blended index returned 10.16% for the same period.2 Stocks and higher yielding sectors of the bond market rallied through the first quarter of 2011 amid expectations of continued economic recovery. However, several macroeconomic disappointments later derailed investor sentiment, erasing some of the markets’ previous gains.The fund’s return lagged its benchmarks, primarily due to disappointments among some of the underlying funds’ more economically sensitive holdings.

The Fund’s Investment Approach

Dreyfus Conservative Allocation Fund seeks current income with some consideration for capital appreciation. In pursuing its goal, the fund normally allocates 40% of its assets to equity securities and 60% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid- and small-cap equities; international, global and emerging-market equities; and U.S. and international fixed income securities.

The fund’s portfolio managers, who comprise the Dreyfus Investment Committee, select the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors.The fund may invest in any of 31 underlying funds identified by the Dreyfus Investment

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Committee, which generally will select only certain, and not all, of the underlying funds for investment at any given time.

Shifting Sentiment Sparked Heightened Volatility

Investors’ outlooks improved markedly at the start of the reporting period when the Federal Reserve Board announced new measures to jump-start the U.S. economy. Subsequent improvements in economic data and corporate earnings also helped support rising stock prices.The rally was interrupted in February 2011 by political uprisings in the Middle East and again in March by devastating natural and nuclear disasters in Japan, but stock prices bounced back quickly from these unexpected shocks.

Following the S&P’s late April peak, investor sentiment began to wane, before deteriorating in earnest last summer when Greece appeared headed for default on its debt. Global economic data came in below expectations and a contentious debate regarding U.S. government spending and borrowing intensified. Stocks suffered bouts of heightened volatility as investors engaged in a“flight to quality”away from economically sensitive sectors of the stock market and higher yielding sectors of the bond market. In contrast, traditional safe havens, such as U.S.Treasury securities, gained value late in the reporting period.

Cyclical Stocks Dampened Fund Performance

Throughout the reporting period, we maintained a modest emphasis on owning more stocks over bonds, which helped support the fund’s relative performance over the first eight months of the reporting period but proved detrimental over the summer of 2011. However, the fund exhibited less volatility than the overall stock market, primarily due to its fixed-income allocation.

The fund’s performance compared to its benchmarks also was undermined by the cyclical tilt of some of its underlying equity funds, including Dreyfus Research Growth Fund, Dreyfus U.S. Equity Fund and Dreyfus/The Boston Company Large Cap Core Fund. Dreyfus Strategic Value Fund lagged market averages as value-oriented stocks trailed growth-oriented stocks. The fund achieved better relative results from Dreyfus Appreciation Fund, which benefited from a focus on dividend-paying stocks of large, multinational companies. The fund’s underlying fixed-income funds—Dreyfus Bond Market Index Fund and Dreyfus Total Return Advantage Fund—produced returns that were roughly in line with bond market averages.

4

The Dreyfus Investment Committee made a number of changes to the fund’s investment allocations during the reporting period. In October 2010, 1.5% of the fund’s total assets were shifted from Dreyfus Select Managers Small Cap Value Fund to Dreyfus Small Cap Stock Index Fund. In February 2011, we moved 2.6% of the fund’s assets to Dreyfus Appreciation Fund. Finally, in July 2011 we shifted 0.9% of assets from Dreyfus International Value Fund to Dreyfus International Equity Fund for a somewhat more defensive asset mix.

Defensive Bias in a Choppy Economic Recovery

We expect a subpar global economic rebound to persist amid significant headwinds over the remainder of 2011 and are monitoring a number of macroeconomic developments, including the sovereign debt crisis in Europe, U.S. federal deficit reduction negotiations and central bank policies worldwide.Therefore, we have maintained a relatively defensive bias in the selection of underlying equity funds, and have continued to rely on more defensively structured bond funds to help cushion heightened market volatility.

September 15, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.
Asset allocation and diversification cannot assure a profit or protect against loss.
The ability of the fund to achieve its investment goal depends, in part, on the ability of the
Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.
Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes and rate increases can cause price declines.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2012, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays Capital U.S.Aggregate Bond
Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S.
government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund	5

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/11
	Inception		From
	Date	1Year	Inception
Fund	10/1/09	9.61%	7.54%
Standard & Poor’s 500
Composite Stock Price Index	9/30/09	18.48%	9.91%††
Customized Blended Index	9/30/09	10.16%	8.04%††

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus Conservative Allocation Fund on 10/1/09
(inception date) to a $10,000 investment made in two different indices: (1) the Standard & Poor’s 500 Composite
Stock Price Index (the “S&P 500 Index”) and (2) the Customized Blended Index.The Customized Blended Index is
calculated on a year-to-date basis.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses.The S&P 500
Index is a widely accepted, unmanaged index of U.S. stock market performance.The Customized Blended Index is composed of the S&P 500 Index, 40%, and the Barclays Capital U.S.Aggregate Bond Index (the “Barclays Index”),
60%.The Barclays Index is a widely accepted, unmanaged index of corporate, government and government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the
Financial Highlights section of the prospectus and elsewhere in this report.
†† For comparative purposes, the value of each index on 9/30/09 is used as the beginning value on 10/1/09.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Conservative Allocation Fund from March 1, 2011 to August 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2011

Expenses paid per $1,000†	$3.65
Ending value (after expenses)	$983.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2011

Expenses paid per $1,000†	$3.72
Ending value (after expenses)	$1,021.53

† Expenses are equal to the fund’s annualized expense ratio of .73%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund	7

STATEMENT OF INVESTMENTS
August 31, 2011

Registered Investment Companies—99.9%	Shares	Value ($)
Dreyfus Appreciation Fund	11,271[a]	445,097
Dreyfus Bond Market Index Fund, Basic Shares	329,749[a]	3,597,566
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. I	69,509[a]	1,063,483
Dreyfus Emerging Markets Fund, Cl. I	25,820[a]	303,898
Dreyfus Global Absolute Return Fund, Cl. I	18,137[a,b]	216,916
Dreyfus Global Real Estate Securities Fund, Cl. I	15,561[a]	112,821
Dreyfus High Yield Fund, Cl. I	159,509[a]	998,525
Dreyfus International Bond Fund, Cl. I	60,824[a]	1,057,731
Dreyfus International Equity Fund, Cl. I	5,241[a]	139,243
Dreyfus International Stock Index Fund	16,638[a]	232,770
Dreyfus International Value Fund, Cl. I	11,868[a]	126,629
Dreyfus Opportunistic Midcap Value Fund, Cl. I	7,766[a,b]	242,364
Dreyfus/Newton International Equity Fund, Cl. I	14,327[a]	240,403
Dreyfus Research Growth Fund, Cl. Z	104,697[a]	930,754
Dreyfus S&P Stars Opportunities Fund, Cl. I	11,307[a]	246,261
Dreyfus Small Cap Stock Index Fund	13,093[a]	256,613
Dreyfus Strategic Value Fund, Cl. I	47,290[a]	1,243,729
Dreyfus Total Return Advantage Fund, Cl. I	265,410[a]	3,596,304
Dreyfus U.S. Equity Fund, Cl. I	51,259[a]	691,998
Dreyfus/The Boston Company Large Cap Core Fund, Cl. I	20,234[a]	658,417
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. I	18,520[a,b]	258,166
International Stock Fund, Cl. I	14,879[a]	198,337

Total Investments (cost $16,538,996)	99.9%	16,858,025
Cash and Receivables (Net)	.1%	19,444
Net Assets	100.0%	16,877,469

a	Investment in affiliated mutual fund.
b	Non-income producing security.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	78.0	Mutual Funds: Foreign	21.9
			99.9
† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2011

	Cost	Value
Assets ($):
Investments in affiliated issuers—
See Statement of Investments—Note 1(c)	16,538,996	16,858,025
Receivable for investment securities sold		64,167
Prepaid expenses		12,521
		16,934,713
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		2,153
Cash overdraft due to Custodian		12,740
Accrued expenses		42,351
		57,244
Net Assets ($)		16,877,469
Composition of Net Assets ($):
Paid-in capital		16,419,492
Accumulated undistributed investment income—net		133,714
Accumulated net realized gain (loss) on investments		5,234
Accumulated net unrealized appreciation
(depreciation) on investments		319,029
Net Assets ($)		16,877,469
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		1,213,530
Net Asset Value, offering and redemption price per share ($)		13.91

See notes to financial statements.

The Fund	9

STATEMENT OF OPERATIONS
Year Ended August 31, 2011

Investment Income ($):
Income:
Cash dividends from affiliated issuers	311,152
Expenses:
Auditing fees	40,844
Shareholder servicing costs—Note 3(b)	39,610
Registration fees	22,095
Prospectus and shareholders’ reports	9,060
Directors’ fees and expenses—Note 3(c)	4,240
Custodian fees—Note 3(b)	3,090
Legal fees	2,019
Loan commitment fees—Note 2	161
Miscellaneous	9,461
Total Expenses	130,580
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(38,540)
Less—waiver of shareholder servicing fees—Note 3(b)	(2,156)
Less—reduction in fees due to earnings credits—Note 3(b)	(43)
Net Expenses	89,841
Investment Income—Net	221,311
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	(18,386)
Capital gain distributions from affiliated issuers	113,410
Net Realized Gain (Loss)	95,024
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	314,685
Net Realized and Unrealized Gain (Loss) on Investments	409,709
Net Increase in Net Assets Resulting from Operations	631,020

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2011	2010[a]
Operations ($):
Investment income—net	221,311	70,572
Net realized gain (loss) on
investments in affiliated issuers	95,024	10,523
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	314,685	4,344
Net Increase (Decrease) in Net Assets
Resulting from Operations	631,020	85,439
Dividends to Shareholders from ($):
Investment income—net	(194,001)	(30,094)
Net realized gain on investments	(34,773)	—
Total Dividends	(228,774)	(30,094)
Capital Stock Transactions ($):
Net proceeds from shares sold	11,957,733	8,458,290
Dividends reinvested	225,493	26,748
Cost of shares redeemed	(3,139,530)	(1,108,856)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	9,043,696	7,376,182
Total Increase (Decrease) in Net Assets	9,445,942	7,431,527
Net Assets ($):
Beginning of Period	7,431,527	—
End of Period	16,877,469	7,431,527
Undistributed investment income—net	133,714	47,277
Capital Share Transactions (Shares):
Shares sold	850,229	655,759
Shares issued for dividends reinvested	16,352	2,103
Shares redeemed	(225,038)	(85,875)
Net Increase (Decrease) in Shares Outstanding	641,543	571,987

a From October 1, 2009 (commencement of operations) to August 31, 2010.
See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Year Ended August 31,
	2011	2010[a]
Per Share Data ($):
Net asset value, beginning of period	12.99	12.50
Investment Operations:
Investment income—net[b]	.25	.20
Net realized and unrealized
gain (loss) on investments	1.00	.41
Total from Investment Operations	1.25	.61
Distributions:
Dividends from investment income—net	(.28)	(.12)
Dividends from net realized gain on investments	(.05)	—
Total Distributions	(.33)	(.12)
Net asset value, end of period	13.91	12.99
Total Return (%)	9.61	4.91[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.06	2.76[e]
Ratio of net expenses to average net assets[d]	.73	.71[e]
Ratio of net investment income
to average net assets[d]	1.79	1.84[e]
Portfolio Turnover Rate	20.04	36.82[c]
Net Assets, end of period ($ x 1,000)	16,877	7,432

a	From October 1, 2009 (commencement of operations) to August 31, 2010.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Amounts do not include the activity of the underlying funds.
e	Annualized.
See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Conservative Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek current income with some consideration for capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund	13

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized as Level 1 in the hierarchy.

14

The following is a summary of the inputs used as of August 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	16,858,025	—	—	16,858,025

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements” (“ASU 2010-06”). The portions of ASU 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at August 31, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In

The Fund	15

NOTES TO FINANCIAL STATEMENTS (continued)

addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended August 31, 2011 were as follows:

Affiliated
Investment	Value				Net Realized
Company	8/31/2010	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus
Appreciation Fund	—		473,368	27,359	(1,032)
Dreyfus Bond Market
Index Fund,
Basic Shares	1,616,650		2,307,087	390,767	(3,062)
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	458,682		663,098	111,648	(1,214)
Dreyfus Emerging
Markets Fund, Cl. I	145,973		212,598	37,215	(1,864)
Dreyfus Global
Absolute Return
Fund, Cl. I	99,126		148,699	24,936	(781)
Dreyfus Global Real
Estate Securities
Fund, Cl. I	49,940		72,779	12,281	(343)
Dreyfus High Yield
Fund, Cl. I	460,786		695,319	111,648	(2,683)

16

Affiliated
Investment	Value				Net Realized
Company	8/31/2010	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus International
Bond Fund, Cl. I	452,637		672,701	111,647	(2,510)
Dreyfus International
Equity Fund, Cl. I	—		163,652	5,793	(498)
Dreyfus International
Stock Index Fund	103,071		161,596	27,911	(1,653)
Dreyfus International
Value Fund, Cl. I	122,544		185,949	184,576	(2,342)
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	108,029		158,489	27,912	(1,984)
Dreyfus Research
Growth Fund, Cl. Z	568,947		663,043	416,414	16,861
Dreyfus S&P Stars
Opportunities
Fund, Cl. I	105,172		158,554	27,911	(1,706)
Dreyfus Select
Managers Small Cap
Value Fund, Cl. I	107,340		22,230	149,317	17,795
Dreyfus Small Cap
Stock Index Fund	—		281,987	19,975	(1,351)
Dreyfus Strategic
Value Fund, Cl. I	542,527		843,143	147,374	(9,380)
Dreyfus Total
Return Advantage
Fund, Cl. I	1,622,376		2,384,415	390,766	(11,204)
Dreyfus U.S. Equity
Fund, Cl. I	282,000		433,585	75,922	(3,300)
Dreyfus/Newton
International
Equity Fund, Cl. I	107,110		162,267	27,912	(1,075)
Dreyfus/The Boston
Company Large
Cap Core
Fund, Cl. I	285,882		434,414	75,921	(3,071)
Dreyfus/The Boston
Company
Small/Mid Cap
Growth Fund, Cl. I	106,276		158,489	27,911	(1,421)
International
Stock Fund, Cl. I	86,898		127,744	22,330	(568)
Total	7,431,966		11,585,206	2,455,446	(18,386)

† Includes reinvested dividends/distributions.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (continued)

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	8/31/2011	($)	Assets (%)	Distributions ($)
Dreyfus
Appreciation Fund	120	445,097		2.6	52
Dreyfus Bond Market
Index Fund,
Basic Shares	67,658	3,597,566		21.3	88,236
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	54,565	1,063,483		6.3	29,141
Dreyfus Emerging
Markets Fund, Cl. I	(15,594)	303,898		1.8	1,279
Dreyfus Global
Absolute Return
Fund, Cl. I	(5,192)	216,916		1.3	7,115
Dreyfus Global Real
Estate Securities
Fund, Cl. I	2,726	112,821		0.7	3,044
Dreyfus High Yield
Fund, Cl. I	(43,249)	998,525		5.9	61,361
Dreyfus International
Bond Fund, Cl. I	46,550	1,057,731		6.3	38,743
Dreyfus International
Equity Fund, Cl. I	(18,118)	139,243		0.8	—
Dreyfus International
Stock Index Fund	(2,333)	232,770		1.4	3,106
Dreyfus International
Value Fund, Cl. I	5,054	126,629		0.8	2,539
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	5,742	242,364		1.4	—
Dreyfus Research
Growth Fund, Cl. Z	98,317	930,754		5.5	3,137
Dreyfus S&P Stars
Opportunities
Fund, Cl. I	12,152	246,261		1.5	65
Dreyfus Select
Managers Small Cap
Value Fund, Cl. I	1,952	—		—	—
Dreyfus Small Cap
Stock Index Fund	(4,048)	256,613		1.5	4,348
Dreyfus Strategic
Value Fund, Cl. I	14,813	1,243,729		7.4	6,319

18

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	8/31/2011	($)	Assets (%)	Distributions ($)
Dreyfus Total Return
Advantage Fund, Cl. I	(8,517)	3,596,304		21.3	165,530
Dreyfus U.S. Equity
Fund, Cl. I	55,635	691,998		4.1	2,493
Dreyfus/Newton
International
Equity Fund, Cl. I	13	240,403		1.4	3,778
Dreyfus/The Boston
Company Large Cap
Core Fund, Cl. I	17,113	658,417		3.9	3,323
Dreyfus/The Boston
Company
Small/Mid Cap
Growth Fund, Cl. I	22,733	258,166		1.5	—
International
Stock Fund, Cl. I	6,593	198,337		1.2	953
Total	314,685	16,858,025		99.9	424,562

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

As of and during the period ended August 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the two-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2011, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $169,859, undistributed capital gains $54,300 and unrealized appreciation $233,818.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2011 and August 31, 2010 were as follows: ordinary income $226,662 and $30,094 and long-term capital gains $2,112 and $0, respectively.

During the period ended August 31, 2011, as a result of permanent book to tax differences, primarily due to the tax treatment for short-term capital gain distributions from regulated investment company holdings, the fund increased accumulated undistributed investment income-net by $59,127 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on

20

rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset values.

The Manager has contractually agreed, until January 1, 2012, to assume the expenses of the fund so that the total annual fund and underlying funds’ operating expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.40% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $38,540 during the period ended August 31, 2011.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a shareholder services plan. During the period ended August 31, 2011, the fund was charged $30,858 pursuant to the Shareholder Services Plan of which $2,156 was waived due to the fund’s investment in certain of the underlying funds.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended August 31, 2011, the fund was charged $5,789 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2011, the fund was charged $1,053 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $43.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended August 31, 2011, the fund was charged $3,090 pursuant to the custody agreement.

During the period ended August 31, 2011, the fund was charged $7,225 for services performed by the Chief Compliance Officer.

22

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: shareholder services plan fees $3,500, custodian fees $631, chief compliance officer fees $3,253 and transfer agency per account fees $1,130, which are offset against an expense reimbursement currently in effect in the amount of $6,361.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2011, amounted to $11,585,206 and $2,455,446, respectively.

At August 31, 2011, the cost of investments for federal income tax purposes was $16,624,207; accordingly, accumulated net unrealized appreciation on investments was $233,818, consisting of $437,533 gross unrealized appreciation and $203,715 gross unrealized depreciation.

The Fund	23

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Conservative Allocation Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Conservative Allocation Fund (one of the series comprising Strategic Funds, Inc.) as of August 31, 2011 and the related statement of operations for the year then ended and the statement of changes in net assets and financial highlights for the year then ended and for the period from October 1, 2009 (commencement of operations) to August 31, 2010.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2011 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Conservative Allocation Fund at August 31, 2011, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period from October 1, 2009 to August 31, 2010, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 27, 2011

24

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates 94.16% of the ordinary dividends paid during the fiscal year ended August 31, 2011 as qualifying for the corporate dividends received deduction.Also certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and GrowthTax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $216,457 represents the maximum amount that may be considered qualified dividend income. The fund also hereby designates $.0464 per share as a short-term capital gain distribution and $.0030 per share as a long-term capital gain distribution paid on December 31, 2010. Shareholders will receive notification in early 2012 of the percentage applicable to the preparation of their 2011 income tax returns.

The Fund	25

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 75 investment companies (comprised of 167 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1988.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 38 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 55 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 36 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since August 2001.

The Fund	29

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since November 1990.

30

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (76 investment companies, comprised of 192 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

STEPHEN J. STOREN, Anti-Money Laundering Compliance Officer since May 2011.

Chief Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 72 investment companies (comprised of 188 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Distributor since October 1999.

The Fund	31

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
24	Report of Independent Registered Public Accounting Firm
25	Important Tax Information
26	Board Members Information
29	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Growth Allocation Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Growth Allocation Fund, covering the 12-month period from September 1, 2010, through August 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although stocks and higher yielding bonds rallied strongly through the first quarter of 2011 due to expectations of a more robust economic recovery, the reporting period ended amid sharply deteriorating investor sentiment due to disappointing economic data, an escalating sovereign debt crisis in Europe and a contentious debate regarding taxes, spending and borrowing in the United States. In the final month of the reporting period, a major credit rating agency downgraded U.S. long-term debt, marking the first time in history that U.S.Treasury securities were not assigned the highest possible credit rating. Both stocks and bonds proved volatile in this tumultuous environment, as the stalled economy caused securities from economically sensitive market sectors to give back many of the reporting period’s previous gains.

The economic outlook currently is clouded by heightened market volatility and political infighting, but we believe that a sustained, moderate global expansion is more likely than a double-dip recession. Inflationary pressures appear to be waning in most countries, including the United States, as energy prices have retreated from their highs.The Federal Reserve Board has signaled its intention to maintain an aggressively accommodative monetary policy, which may help offset the financial stresses caused by recent fiscal policy choices in the United States and Europe. To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
September 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2010, through August 31, 2011, as provided by Richard B. Hoey, A. Paul Disdier, Christopher E. Sheldon, CFA, and Keith L. Stransky, CFA, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended August 31, 2011, Dreyfus Growth Allocation Fund produced a total return of 12.56%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index produced a total return of 18.48% for the same period. The fund also utilizes a customized blended index composed of 80% Standard & Poor’s 500 Composite Stock Price Index and 20% Barclays Capital U.S. Aggregate Bond Index, and this blended index returned 15.70% for the same period.2 Stocks and higher yielding sectors of the bond market rallied through the first quarter of 2011 amid expectations of continued economic recovery. However, several macroeconomic disappointments later derailed investor sentiment, erasing some of the markets’ previous gains.The fund’s return lagged its benchmarks, primarily due to disappointments among some of the underlying funds’ more economically sensitive holdings.

The Fund’s Investment Approach

Dreyfus Growth Allocation Fund seeks long-term capital appreciation with some consideration for current income. In pursuing its goal, the fund normally allocates 80% of its assets to equity securities and 20% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid- and small-cap equities; international, global and emerging-market equities; and U.S. and international fixed income securities.

The fund’s portfolio managers, who comprise the Dreyfus Investment Committee, select the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors.The fund may invest in any of 31 underlying funds identified by the Dreyfus Investment

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Committee, which generally will select only certain, and not all, of the underlying funds for investment at any given time.

Shifting Sentiment Sparked Heightened Volatility

Investors’ outlooks improved markedly at the start of the reporting period when the Federal Reserve Board announced new measures to jump-start the U.S. economy. Subsequent improvements in economic data and corporate earnings also helped support rising stock prices.The rally was interrupted in February 2011 by political uprisings in the Middle East and again in March by devastating natural and nuclear disasters in Japan, but stock prices bounced back quickly from these unexpected shocks.

Following the S&P’s late April peak, investor sentiment began to wane, before deteriorating in earnest last summer when Greece appeared headed for default on its debt. Global economic data came in below expectations and a contentious debate regarding U.S. government spending and borrowing intensified. Stocks suffered bouts of heightened volatility as investors engaged in a“flight to quality”away from economically sensitive sectors of the stock market and higher yielding sectors of the bond market. In contrast, traditional safe havens, such as U.S.Treasury securities, gained value late in the reporting period.

Cyclical Stocks Dampened Fund Performance

Throughout the reporting period, we maintained a modest emphasis on owning more stocks over bonds, which helped support the fund’s relative performance over the first eight months of the reporting period but proved detrimental over the summer of 2011. However, the fund exhibited less volatility than the overall market, primarily due to its fixed-income allocation.

The fund’s performance compared to its benchmarks also was undermined by the cyclical tilt of some of its underlying equity funds, including Dreyfus Research Growth Fund, Dreyfus U.S. Equity Fund and Dreyfus/The Boston Company Large Cap Core Fund. Dreyfus Strategic Value Fund lagged market averages as value-oriented stocks trailed growth-oriented stocks. The fund achieved better relative results from Dreyfus Appreciation Fund, which benefited from a focus on dividend-paying stocks of large, multinational companies. The fund’s underlying fixed-income funds—Dreyfus Bond Market Index Fund and Dreyfus Total Return Advantage Fund—produced returns that were roughly in line with bond market averages.

4

The Dreyfus Investment Committee made a number of changes to the fund’s investment allocations during the reporting period. In October 2010, 2.5% of the fund’s total assets were shifted from Dreyfus Select Managers Small Cap Value Fund to Dreyfus Small Cap Stock Index Fund. In February 2011, we moved 4% of the fund’s assets to Dreyfus Appreciation Fund. Finally, in July 2011 we shifted 1.8% of assets from Dreyfus International Value Fund to Dreyfus International Equity Fund for a somewhat more defensive asset mix.

Defensive Bias in a Choppy Economic Recovery

We expect a subpar global economic rebound to persist amid significant headwinds over the remainder of 2011 and are monitoring a number of macroeconomic developments, including the sovereign debt crisis in Europe, U.S. federal deficit reduction negotiations and central bank policies worldwide.Therefore, we have maintained a relatively defensive bias in the selection of underlying equity funds, and we have continued to rely on more defensively structured bond funds to help cushion heightened market volatility.

September 15, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.
Asset allocation and diversification cannot assure a profit or protect against loss.
The ability of the fund to achieve its investment goal depends, in part, on the ability of the
Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the asset class the underlying funds were selected to represent.
Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2012, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays Capital U.S.Aggregate Bond
Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S.
government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/11
	Inception		From
	Date	1Year	Inception
Fund	10/1/09	12.56%	8.15%
Standard & Poor’s 500
Composite Stock Price Index	9/30/09	18.48%	9.91%††
Customized Blended Index	9/30/09	15.70%	9.32%††

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus Growth Allocation Fund on 10/1/09 (inception date) to a $10,000 investment made in two different indices: (1) the Standard & Poor’s 500 Composite Stock Price
Index (the “S&P 500 Index”) and (2) the Customized Blended Index.The Customized Blended Index is calculated on a year-to-date basis.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses.The S&P 500
Index is a widely accepted, unmanaged index of U.S. stock market performance.The Customized Blended Index is composed of the S&P 500 Index, 80%, and the Barclays Capital U.S.Aggregate Bond Index (the “Barclays Index”),
20%.The Barclays Index is a widely accepted, unmanaged index of corporate, government and government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the
Financial Highlights section of the prospectus and elsewhere in this report.
†† For comparative purposes, the value of each index on 9/30/09 is used as the beginning value on 10/1/09.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Growth Allocation Fund from March 1, 2011 to August 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2011

Expenses paid per $1,000†	$3.03
Ending value (after expenses)	$936.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2011

Expenses paid per $1,000†	$3.16
Ending value (after expenses)	$1,022.08

† Expenses are equal to the fund’s annualized expense ratio of .62% ,multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund	7

STATEMENT OF INVESTMENTS
August 31, 2011

Registered Investment Companies—99.7%	Shares	Value ($)
Dreyfus Appreciation Fund	14,071[a]	555,679
Dreyfus Bond Market Index Fund, Basic Shares	80,830[a]	881,861
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. I	17,056[a]	260,950
Dreyfus Emerging Markets Fund, Cl. I	37,713[a]	443,884
Dreyfus Global Absolute Return Fund, Cl. I	93,016[a,b]	1,112,477
Dreyfus Global Real Estate Securities Fund, Cl. I	80,216[a]	581,567
Dreyfus High Yield Fund, Cl. I	39,133[a]	244,974
Dreyfus International Bond Fund, Cl. I	14,913[a]	259,336
Dreyfus International Equity Fund, Cl. I	7,826[a]	207,925
Dreyfus International Stock Index Fund	24,355[a]	340,724
Dreyfus International Value Fund, Cl. I	16,857[a]	179,861
Dreyfus Opportunistic Midcap Value Fund, Cl. I	9,514[a,b]	296,945
Dreyfus Research Growth Fund, Cl. Z	127,103[a]	1,129,942
Dreyfus S&P Stars Opportunities Fund, Cl. I	13,872[a]	302,138
Dreyfus Small Cap Stock Index Fund	15,981[a]	313,224
Dreyfus Strategic Value Fund, Cl. I	57,739[a]	1,518,530
Dreyfus Total Return Advantage Fund, Cl. I	65,097[a]	882,063
Dreyfus U.S. Equity Fund, Cl. I	62,800[a]	847,800
Dreyfus/Newton International Equity Fund, Cl. I	20,852[a]	349,898
Dreyfus/The Boston Company Large Cap Core Fund, Cl. I	24,817[a]	807,548
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. I	22,666[a,b]	315,964
International Stock Fund, Cl. I	21,835[a]	291,061

Total Investments (cost $11,970,332)	99.7%	12,124,351
Cash and Receivables (Net)	.3%	31,761
Net Assets	100.0%	12,156,112

a	Investment in affiliated mutual fund.
b	Non-income producing security.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	66.6	Mutual Funds: Foreign	33.1
			99.7
† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2011

	Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of
Investments—Note 1(c)	11,970,332	12,124,351
Cash		65,622
Prepaid expenses		12,393
		12,202,366
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		2,140
Accrued expenses		44,114
		46,254
Net Assets ($)		12,156,112
Composition of Net Assets ($):
Paid-in capital		11,957,614
Accumulated undistributed investment income—net		29,282
Accumulated net realized gain (loss) on investments		15,197
Accumulated net unrealized appreciation
(depreciation) on investments		154,019
Net Assets ($)		12,156,112
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		855,174
Net Asset Value, offering and redemption price per share ($)		14.21

See notes to financial statements.

The Fund	9

STATEMENT OF OPERATIONS
Year Ended August 31, 2011

Investment Income ($):
Income:
Cash dividends from affiliated issuers	123,596
Expenses:
Auditing fees	40,239
Shareholder servicing costs—Note 3(b)	32,828
Registration fees	20,075
Prospectus and shareholders’ reports	9,805
Custodian fees—Note 3(b)	3,186
Directors’ fees and expenses—Note 3(c)	3,026
Loan commitment fees—Note 2	128
Miscellaneous	11,544
Total Expenses	120,831
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(57,502)
Less—waiver of shareholder servicing fees—Note 3(b)	(2,469)
Less—reduction in fees due to earnings credits—Note 3(b)	(42)
Net Expenses	60,818
Investment Income—Net	62,778
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	18,018
Capital gain distributions from affiliated issuers	76,683
Net Realized Gain (Loss)	94,701
Net unrealized appreciation (depreciation) on investments in affiliated issuers	286,127
Net Realized and Unrealized Gain (Loss) on Investments	380,828
Net Increase in Net Assets Resulting from Operations	443,606

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2011	2010[a]
Operations ($):
Investment income—net	62,778	27,895
Net realized gain (loss) on
investments in affiliated issuers	94,701	(12,802)
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	286,127	(132,108)
Net Increase (Decrease) in Net Assets
Resulting from Operations	443,606	(117,015)
Dividends to Shareholders from ($):
Investment income—net	(65,004)	(23,500)
Net realized gain on investments	(40,394)	—
Total Dividends	(105,398)	(23,500)
Capital Stock Transactions ($):
Net proceeds from shares sold	8,550,184	6,236,789
Dividends reinvested	99,785	23,218
Cost of shares redeemed	(2,133,171)	(818,386)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	6,516,798	5,441,621
Total Increase (Decrease) in Net Assets	6,855,006	5,301,106
Net Assets ($):
Beginning of Period	5,301,106	—
End of Period	12,156,112	5,301,106
Undistributed investment income—net	29,282	6,343
Capital Share Transactions (Shares):
Shares sold	581,902	476,752
Shares issued for dividends reinvested	6,830	1,789
Shares redeemed	(148,214)	(63,885)
Net Increase (Decrease) in Shares Outstanding	440,518	414,656
a From October 1, 2009 (commencement of operations) to August 31, 2010.
See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Year Ended August 31,
	2011	2010[a]
Per Share Data ($):
Net asset value, beginning of period	12.78	12.50
Investment Operations:
Investment income—net[b]	.10	.10
Net realized and unrealized
gain (loss) on investments	1.51	.31
Total from Investment Operations	1.61	.41
Distributions:
Dividends from investment income—net	(.11)	(.13)
Dividends from net realized gain on investments	(.07)	—
Total Distributions	(.18)	(.13)
Net asset value, end of period	14.21	12.78
Total Return (%)	12.56	3.26[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.26	3.33[e]
Ratio of net expenses to average net assets[d]	.63	.57[e]
Ratio of net investment income
to average net assets[d]	.65	.85[e]
Portfolio Turnover Rate	21.83	45.65[c]
Net Assets, end of period ($ x 1,000)	12,156	5,301

a	From October 1, 2009 (commencement of operations) to August 31, 2010.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Amounts do not include the activity of the underlying funds.
e	Annualized.
See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Growth Allocation Fund (the “fund”) is a separate diversified series of Dreyfus Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund.The fund’s investment objective is to seek long-term capital appreciation with some consideration for current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund	13

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized as Level 1 in the hierarchy.

14

The following is a summary of the inputs used as of August 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	12,124,351	—	—	12,124,351

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements” (“ASU 2010-06”). The portions of ASU 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at August 31, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In

The Fund	15

NOTES TO FINANCIAL STATEMENTS (continued)

addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended August 31, 2011 were as follows:

Affiliated
Investment	Value				Net Realized
Company	8/31/2010	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus
Appreciation Fund	—		574,648	21,169	(423)
Dreyfus Bond Market
Index Fund,
Basic Shares	400,229		554,703	89,066	(879)
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	112,728		159,478	25,448	(165)
Dreyfus Emerging
Markets Fund, Cl. I	213,747		305,968	50,894	(1,088)
Dreyfus Global
Absolute Return
Fund, Cl. I	511,040		752,436	119,346	(1,846)
Dreyfus Global Real
Estate Securities
Fund, Cl. I	257,047		367,989	58,783	7
Dreyfus High Yield
Fund, Cl. I	113,621		167,755	25,448	(458)

16

Affiliated
Investment	Value				Net Realized
Company	8/31/2010	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus International
Bond Fund, Cl. I	111,275		162,450	25,447	(451)
Dreyfus International
Equity Fund, Cl. I	—		237,237	1,558	(192)
Dreyfus International
Stock Index Fund	149,647		232,845	38,170	(1,282)
Dreyfus International
Value Fund, Cl. I	177,010		269,009	273,128	(517)
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	131,363		189,969	31,810	(930)
Dreyfus Research
Growth Fund, Cl. Z	694,009		848,794	563,229	19,361
Dreyfus S&P Stars
Opportunities
Fund, Cl. I	128,045		190,050	31,810	(800)
Dreyfus Select
Managers Small Cap
Value Fund, Cl. I	130,242		26,711	180,304	20,430
Dreyfus Small Cap
Stock Index Fund	—		334,267	16,498	(572)
Dreyfus Strategic
Value Fund, Cl. I	657,742		1,011,075	167,950	(6,181)
Dreyfus Total
Return Advantage
Fund, Cl. I	401,847		574,980	89,065	(2,221)
Dreyfus U.S. Equity
Fund, Cl. I	344,228		520,220	86,520	(2,068)
Dreyfus/Newton
International
Equity Fund, Cl. I	154,597		233,753	38,171	(668)
Dreyfus/The Boston
Company Large Cap
Core Fund, Cl. I	349,054		521,058	86,520	(253)
Dreyfus/The Boston
Company
Small/Mid Cap
Growth Fund, Cl. I	128,860		189,968	31,809	(775)
International Stock
Fund, Cl. I	127,221		183,970	30,536	(11)
	5,293,552		8,609,333	2,082,679	18,018

† Includes reinvested dividends/distributions.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (continued)

Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	8/31/2011	($)	Assets (%)	Distributions ($)
Dreyfus
Appreciation Fund	2,623	555,679		4.6	73
Dreyfus Bond Market
Index Fund,
Basic Shares	16,874	881,861		7.3	23,889
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	14,357	260,950		2.1	7,504
Dreyfus Emerging
Markets Fund, Cl. I	(23,849)	443,884		3.6	2,019
Dreyfus Global Absolute
Return Fund, Cl. I	(29,807)	1,112,477		9.2	39,676
Dreyfus Global Real
Estate Securities
Fund, Cl. I	15,307	581,567		4.8	16,928
Dreyfus High Yield
Fund, Cl. I	(10,496)	244,974		2.0	15,781
Dreyfus International
Bond Fund, Cl. I	11,509	259,336		2.1	9,378
Dreyfus International
Equity Fund, Cl. I	(27,562)	207,925		1.7	—
Dreyfus International
Stock Index Fund	(2,316)	340,724		2.8	4,883
Dreyfus International
Value Fund, Cl. I	7,487	179,861		1.5	3,811
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	8,353	296,945		2.4	—
Dreyfus Research
Growth Fund, Cl. Z	131,007	1,129,942		9.3	3,884
Dreyfus S&P Stars
Opportunities
Fund, Cl. I	16,653	302,138		2.5	82
Dreyfus Select Managers
Small Cap Value
Fund, Cl. I	2,921	—		—	—
Dreyfus Small Cap
Stock Index Fund	(3,973)	313,224		2.6	6,016
Dreyfus Strategic
Value Fund, Cl. I	23,844	1,518,530		12.5	8,043
Dreyfus Total Return
Advantage Fund, Cl. I	(3,478)	882,063		7.2	43,069
Dreyfus U.S. Equity
Fund, Cl. I	71,940	847,800		7.0	3,506

18

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	8/31/2011	($)	Assets (%)	Distributions ($)
Dreyfus/Newton
International
Equity Fund, Cl. I	387	349,898		2.9	5,791
Dreyfus/The Boston
Company Large Cap
Core Fund, Cl. I	24,209	807,548		6.6	4,345
Dreyfus/The Boston
Company
Small/Mid Cap
Growth Fund, Cl. I	29,720	315,964		2.6	—
International Stock
Fund, Cl. I	10,417	291,061		2.4	1,601
	286,127	12,124,351		99.7	200,279

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

Each of the tax years in the two-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2011, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $62,913, undistributed capital gains $57,814 and unrealized appreciation $77,771.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2011 and August 31, 2010 were as follows: ordinary income $104,112 and $23,500 and long-term capital gains $1,286 and $0, respectively.

During the period ended August 31, 2011, as a result of permanent book to tax differences, primarily due to the tax treatment for the reclass of short-term capital gain distributions from regulated investment company holdings, the fund increased accumulated undistributed investment income-net by $25,165, decreased accumulated net realized gain (loss) on investments by $24,574 and decreased paid-in capital by $591. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on August 31, 2011, the fund did not borrow under the Facilities.

20

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying fund’s net asset value.

The Manager has contractually agreed, until January 1, 2012, to assume the expenses of the fund so that the total annual fund and underlying funds’ operating expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.50% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $57,502 during the period ended August 31, 2011.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a shareholder services plan. During the period ended August 31, 2011, the fund was charged $23,972 pursuant to the Shareholder Services Plan of which $2,469 was waived due to the fund’s investment in certain of the underlying funds.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended August 31, 2011, the fund was charged $5,751 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2011, the fund was charged $1,025 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $42.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended August 31, 2011, the fund was charged $3,186 pursuant to the custody agreement.

During the period ended August 31, 2011, the fund was charged $7,225 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: shareholder services plan fees $2,496, custodian fees $602, chief compliance officer fees $3,253 and transfer agency per account fees $1,065, which are offset against an expense reimbursement currently in effect in the amount of $5,276.

22

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2011, amounted to $8,609,333 and $2,082,679, respectively.

At August 31, 2011, the cost of investments for federal income tax purposes was $12,046,580; accordingly, accumulated net unrealized appreciation on investments was $77,771, consisting of $288,936 gross unrealized appreciation and $211,165 gross unrealized depreciation.

The Fund	23

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Growth Allocation Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Growth Allocation Fund (one of the series comprising Strategic Funds, Inc.) as of August 31, 2011, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year then ended and for the period from October 1, 2009 (commencement of operations) to August 31, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2011 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Growth Allocation Fund at August 31, 2011, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period from October 1, 2009 to August 31, 2010, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 27, 2011

24

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates 88.17% of the ordinary dividends paid during the fiscal year ended August 31, 2011 as qualifying for the corporate dividends received deduction.Also certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and GrowthTax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $88,578 represents the maximum amount that may be considered qualified dividend income.The fund also hereby designates $.0669 per share as a short-term capital gain distribution and $.0022 per share as a long-term capital gain distribution paid on December 31, 2010. Shareholders will receive notification in early 2012 of the percentage applicable to the preparation of their 2011 income tax returns.

The Fund	25

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 75 investment companies (comprised of 167 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1988.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 38 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 55 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 36 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since August 2001.

The Fund	29

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since November 1990.

30

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (76 investment companies, comprised of 192 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

STEPHEN J. STOREN, Anti-Money Laundering Compliance Officer since May 2011.

Chief Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 72 investment companies (comprised of 188 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Distributor since October 1999.

The Fund	31

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
24	Report of Independent Registered Public Accounting Firm
25	Important Tax Information
26	Board Members Information
29	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Moderate Allocation Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Moderate Allocation Fund, covering the 12-month period from September 1, 2010, through August 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although stocks and higher yielding bonds rallied strongly through the first quarter of 2011 due to expectations of a more robust economic recovery, the reporting period ended amid sharply deteriorating investor sentiment due to disappointing economic data, an escalating sovereign debt crisis in Europe and a contentious debate regarding taxes, spending and borrowing in the United States. In the final month of the reporting period, a major credit rating agency downgraded U.S. long-term debt, marking the first time in history that U.S.Treasury securities were not assigned the highest possible credit rating. Both stocks and bonds proved volatile in this tumultuous environment, as the stalled economy caused securities from economically sensitive market sectors to give back many of the reporting period’s previous gains.

The economic outlook currently is clouded by heightened market volatility and political infighting, but we believe that a sustained, moderate global expansion is more likely than a double-dip recession. Inflationary pressures appear to be waning in most countries, including the United States, as energy prices have retreated from their highs. The Federal Reserve Board has signaled its intention to maintain an aggressively accommodative monetary policy, which may help offset the financial stresses caused by recent fiscal policy choices in the United States and Europe.To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
September 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2010, through August 31, 2011, as provided by Richard B. Hoey, A. Paul Disdier, Christopher E. Sheldon, CFA, and Keith L. Stransky, CFA, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended August 31, 2011, Dreyfus Moderate Allocation Fund produced a total return of 11.02%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index produced a total return of 18.48% for the same period. The fund also utilizes a customized blended index composed of 60% Standard & Poor’s 500 Composite Stock Price Index and 40% Barclays Capital U.S. Aggregate Bond Index, and this blended index returned 12.93% for the same period.2 Stocks and higher yielding sectors of the bond market rallied through the first quarter of 2011 amid expectations of continued economic recovery. However, several macroeconomic disappointments later derailed investor sentiment, erasing some of the markets’ previous gains.The fund’s return lagged its benchmark, primarily due to disappointments among some of the underlying funds’ more economically sensitive holdings.

The Fund’s Investment Approach

Dreyfus Moderate Allocation Fund seeks a balance of current income and capital appreciation. In pursuing its goal, the fund normally allocates 60% of its assets to equity securities and 40% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid- and small-cap equities; international, global and emerging-market equities; and U.S. and international fixed income securities.

The fund’s portfolio managers, who comprise the Dreyfus Investment Committee, select the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors.The fund may invest in any of 31 underlying funds identified by the Dreyfus Investment

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Committee, which generally will select only certain, and not all, of the underlying funds for investment at any given time.

Shifting Sentiment Sparked Heightened Volatility

Investors’ outlooks improved markedly at the start of the reporting period when the Federal Reserve Board announced new measures to jump-start the U.S. economy. Subsequent improvements in economic data and corporate earnings also helped support rising stock prices.The rally was interrupted in February 2011 by political uprisings in the Middle East and again in March by devastating natural and nuclear disasters in Japan, but stock prices bounced back quickly from these unexpected shocks.

Following the S&P’s late April peak, investor sentiment began to wane, before deteriorating in earnest last summer when Greece appeared headed for default on its debt. Global economic data came in below expectations and a contentious debate regarding U.S. government spending and borrowing intensified. Stocks suffered bouts of heightened volatility as investors engaged in a “flight to quality” away from economically sensitive sectors of the stock market and higher yielding sectors of the bond market. In contrast, traditional safe havens, such as U.S.Treasury securities, gained value late in the reporting period.

Cyclical Stocks Dampened Fund Performance

Throughout the reporting period, we maintained a modest emphasis on owning more stocks over bonds, which helped support the fund’s relative performance over the first eight months of the reporting period but proved detrimental over the summer of 2011. However, the fund exhibited less volatility than the overall market, primarily due to its fixed-income allocation.

The fund’s performance compared to its benchmarks also was undermined by the cyclical tilt of some of its underlying equity funds, including Dreyfus Research Growth Fund, Dreyfus U.S. Equity Fund and Dreyfus/The Boston Company Large Cap Core Fund. Dreyfus Strategic Value Fund lagged market averages as value-oriented stocks trailed growth-oriented stocks.The fund achieved better relative results from Dreyfus Appreciation Fund, which benefited from a focus on dividend-paying stocks of large, multinational companies. The fund’s underlying fixed-income funds—Dreyfus Bond Market Index Fund and Dreyfus Total Return Advantage Fund—produced returns that were roughly in line with bond market averages.

4

The Dreyfus Investment Committee made a number of changes to the fund’s investment allocations during the reporting period. In October 2010, 2% of the fund’s total assets were shifted from Dreyfus Select Managers Small Cap Value Fund to Dreyfus Small Cap Stock Index Fund. In February 2011, we moved 3.5% of the fund’s assets to Dreyfus Appreciation Fund. Finally, in July 2011 we shifted 1.5% of assets from Dreyfus International Value Fund to Dreyfus International Equity Fund for a somewhat more defensive asset mix.

Defensive Bias in a Choppy Economic Recovery

We expect a subpar global economic rebound to persist amid significant headwinds over the remainder of 2011 and are monitoring a number of macroeconomic developments, including the sovereign debt crisis in Europe, U.S. federal deficit reduction negotiations and central bank policies worldwide.Therefore, we have maintained a relatively defensive bias in the selection of underlying equity funds, and we have continued to rely on more defensively structured bond funds to help cushion heightened market volatility.

September 15, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.
Asset allocation and diversification cannot assure a profit or protect against loss.
The ability of the fund to achieve its investment goal depends, in part, on the ability of the
Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.
Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2012, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays Capital U.S.Aggregate Bond
Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S.
government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund	5

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/11
	Inception		From
	Date	1Year	Inception
Fund	10/1/09	11.02%	8.01%
Standard & Poor’s 500
Composite Stock Price Index	9/30/09	18.48%	9.91%††
Customized Blended Index	9/30/09	12.93%	8.69%††

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The above graph compares a $10,000 investment made in Dreyfus Moderate Allocation Fund on 10/1/09 (inception date) to a $10,000 investment made in two different indices: (1) the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) and (2) the Customized Blended Index.The Customized Blended Index is calculated on a year-to-date basis.All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fees and expenses.The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance.The Customized Blended Index is composed of the S&P 500 Index, 60%, and the Barclays Capital U.S.Aggregate Bond Index (“Barclays Index”), 40%.The Barclays Index is a widely accepted, unmanaged index of corporate, government and government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

For comparative purposes, the value of each index on 9/30/09 is used as the beginning value on 10/1/09.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Moderate Allocation Fund from March 1, 2011 to August 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2011

Expenses paid per $1,000†	$3.01
Ending value (after expenses)	$960.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2011

Expenses paid per $1,000†	$3.11
Ending value (after expenses)	$1,022.13

† Expenses are equal to the fund’s annualized expense ratio of .61% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS
August 31, 2011

Registered Investment Companies—100.1%	Shares	Value ($)
Dreyfus Appreciation Fund	25,967[a]	1,025,440
Dreyfus Bond Market Index Fund, Basic Shares	366,269[a]	3,995,992
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. I	77,171[a]	1,180,718
Dreyfus Emerging Markets Fund, Cl. I	64,523[a]	759,431
Dreyfus Global Absolute Return Fund, Cl. I	120,975[a,b]	1,446,865
Dreyfus Global Real Estate Securities Fund, Cl. I	103,862[a]	752,999
Dreyfus High Yield Fund, Cl. I	177,125[a]	1,108,800
Dreyfus International Bond Fund, Cl. I	67,574[a]	1,175,111
Dreyfus International Equity Fund, Cl. I	13,528[a]	359,447
Dreyfus International Stock Index Fund	41,880[a]	585,905
Dreyfus International Value Fund, Cl. I	28,914[a]	308,509
Dreyfus Opportunistic Midcap Value Fund, Cl. I	17,284[a,b]	539,436
Dreyfus Research Growth Fund, Cl. Z	229,421[a]	2,039,555
Dreyfus S&P Stars Opportunities Fund, Cl. I	25,251[a]	549,970
Dreyfus Small Cap Stock Index Fund	29,118[a]	570,707
Dreyfus Strategic Value Fund, Cl. I	105,722[a]	2,780,492
Dreyfus Total Return Advantage Fund, Cl. I	294,779[a]	3,994,251
Dreyfus U.S. Equity Fund, Cl. I	114,404[a]	1,544,461
Dreyfus/Newton International Equity Fund, Cl. I	35,848[a]	601,526
Dreyfus/The Boston Company Large Cap Core Fund, Cl. I	45,221[a]	1,471,503
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. I	41,331[a,b]	576,154
International Stock Fund, Cl. I	37,311[a]	497,354

Total Investments (cost $27,477,076)	100.1%	27,864,626
Cash and Receivables (Net)	(.1%)	(24,632)
Net Assets	100.0%	27,839,994

a	Investment in affiliated mutual fund.
b	Non-income producing security.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	72.6	Mutual Funds: Foreign	27.5
			100.1
† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2011

	Cost	Value
Assets ($):
Investments in affiliated issuers—
See Statement of Investments—Note 1(c)	27,477,076	27,864,626
Cash		14,350
Prepaid expenses		12,852
		27,891,828
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		7,271
Accrued expenses		44,563
		51,834
Net Assets ($)		27,839,994
Composition of Net Assets ($):
Paid-in capital		27,214,666
Accumulated undistributed investment income—net		135,827
Accumulated net realized gain (loss) on investments		101,951
Accumulated net unrealized appreciation
(depreciation) on investments		387,550
Net Assets ($)		27,839,994
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		1,971,129
Net Asset Value, offering and redemption price per share ($)		14.12

See notes to financial statements.

The Fund	9

STATEMENT OF OPERATIONS
Year Ended August 31, 2011

Investment Income ($):
Income:
Cash dividends from affiliated issuers	405,809
Expenses:
Shareholder servicing costs—Note 3(b)	67,419
Auditing fees	40,849
Registration fees	23,779
Prospectus and shareholders’ reports	8,957
Directors’ fees and expenses—Note 3(c)	4,344
Custodian fees—Note 3(b)	3,533
Legal fees	2,250
Loan commitment fees—Note 2	274
Miscellaneous	9,540
Total Expenses	160,945
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(20,144)
Less—waiver of shareholder servicing fees—Note 3(b)	(4,982)
Less—reduction in fees due to earnings credits—Note 3(b)	(69)
Net Expenses	135,750
Investment Income—Net	270,059
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	26,098
Capital gain distributions from affiliated issuers	189,996
Net Realized Gain (Loss)	216,094
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	539,939
Net Realized and Unrealized Gain (Loss) on Investments	756,033
Net Increase in Net Assets Resulting from Operations	1,026,092

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2011	2010[a]
Operations ($):
Investment income—net	270,059	73,657
Net realized gain (loss) on
investments in affiliated issuers	216,094	23,028
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	539,939	(152,389)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,026,092	(55,704)
Dividends to Shareholders from ($):
Investment income—net	(259,104)	(36,541)
Net realized gain on investments	(49,843)	—
Total Dividends	(308,947)	(36,541)
Capital Stock Transactions ($):
Net proceeds from shares sold	18,653,885	12,226,788
Dividends reinvested	297,484	35,930
Cost of shares redeemed	(3,028,618)	(970,375)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	15,922,751	11,292,343
Total Increase (Decrease) in Net Assets	16,639,896	11,200,098
Net Assets ($):
Beginning of Period	11,200,098	—
End of Period	27,839,994	11,200,098
Undistributed investment income—net	135,827	42,843
Capital Share Transactions (Shares):
Shares sold	1,295,573	938,152
Shares issued for dividends reinvested	20,875	2,783
Shares redeemed	(211,395)	(74,859)
Net Increase (Decrease) in Shares Outstanding	1,105,053	866,076

a From October 1, 2009 (commencement of operations) to August 31, 2010.
See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Year Ended August 31,
	2011	2010[a]
Per Share Data ($):
Net asset value, beginning of period	12.93	12.50
Investment Operations:
Investment income—net[b]	.18	.14
Net realized and unrealized
gain (loss) on investments	1.25	.41
Total from Investment Operations	1.43	.55
Distributions:
Dividends from investment income—net	(.20)	(.12)
Dividends from net realized gain on investments	(.04)	—
Total Distributions	(.24)	(.12)
Net asset value, end of period	14.12	12.93
Total Return (%)	11.02	4.43[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.74	1.96[e]
Ratio of net expenses to average net assets[d]	.63	.65[e]
Ratio of net investment income
to average net assets[d]	1.25	1.27[e]
Portfolio Turnover Rate	17.48	31.21[c]
Net Assets, end of period ($ x 1,000)	27,840	11,200

a	From October 1, 2009 (commencement of operations) to August 31, 2010.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Amounts do not include the activity of the underlying funds.
e	Annualized.
See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Moderate Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a open-end management investment company and operates as a series company currently offering ten series, including the fund.The fund’s investment objective is to seek a balance of current income and capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund	13

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized as Level 1 in the hierarchy.

14

The following is a summary of the inputs used as of August 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	27,864,626	—	—	27,864,626

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements” (“ASU 2010-06”). The portions of ASU 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at August 31, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclo-

The Fund	15

NOTES TO FINANCIAL STATEMENTS (continued)

sures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended August 31, 2011 were as follows:

Affiliated
Investment	Value				Net Realized
Company	8/31/2010	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus
Appreciation Fund	—		1,054,417	30,535	(990)
Dreyfus Bond Market
Index Fund,
Basic Shares	1,639,297		2,602,983	316,846	(4,773)
Dreyfus Emerging
Markets Debt
Local Currency
Fund, Cl. I	463,859		748,608	90,527	(1,778)
Dreyfus Emerging
Markets Fund, Cl. I	330,939		539,650	67,896	(1,862)
Dreyfus Global
Absolute Return
Fund, Cl. I	601,534		1,008,452	121,307	(3,126)
Dreyfus Global Real
Estate Securities
Fund, Cl. I	302,513		493,185	59,748	(1,130)
Dreyfus High Yield
Fund, Cl. I	464,974		784,667	90,528	(1,868)

16

Affiliated
Investment	Value				Net Realized
Company	8/31/2010	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus International
Bond Fund, Cl. I	458,305		760,766	90,528	(3,441)
Dreyfus International
Equity Fund, Cl. I	—		409,358	2,817	(214)
Dreyfus International
Stock Index Fund	234,674		410,417	50,922	(1,712)
Dreyfus International
Value Fund, Cl. I	277,762		472,343	450,577	(2,493)
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	216,148		357,466	45,264	(2,072)
Dreyfus Research
Growth Fund, Cl. Z	1,143,647		1,562,161	930,533	49,824
Dreyfus S&P Stars
Opportunities
Fund, Cl. I	211,495		357,620	45,263	(1,786)
Dreyfus Select
Managers Small Cap
Value Fund, Cl. I	214,686		66,702	322,672	34,486
Dreyfus Small Cap
Stock Index Fund	—		612,773	34,126	(1,315)
Dreyfus Strategic
Value Fund, Cl. I	1,091,010		1,902,555	238,992	(9,839)
Dreyfus Total
Return Advantage
Fund, Cl. I	1,644,939		2,698,215	316,846	(10,867)
Dreyfus U.S. Equity
Fund, Cl. I	567,653		978,396	123,117	(3,403)
Dreyfus/Newton
International
Equity Fund, Cl. I	241,839		412,185	50,921	(1,417)
Dreyfus/The Boston
Company Large Cap
Core Fund, Cl. I	576,946		980,291	123,117	(2,174)
Dreyfus/The Boston
Company Small/Mid
Cap Growth
Fund, Cl. I	213,194		357,466	45,265	(1,558)
International Stock
Fund, Cl. I	197,226		324,357	40,737	(394)
TOTAL	11,092,640		19,895,033	3,689,084	26,098

† Includes reinvested dividends/distributions.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (continued)

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	8/31/2011	($)	Assets (%)	Distributions ($)
Dreyfus
Appreciation Fund	2,548	1,025,440		3.7	127
Dreyfus Bond Market
Index Fund,
Basic Shares	75,331	3,995,992		14.4	100,724
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	60,556	1,180,718		4.3	33,677
Dreyfus Emerging
Markets Fund, Cl. I	(41,400)	759,431		2.7	3,452
Dreyfus Global
Absolute Return
Fund, Cl. I	(38,688)	1,446,865		5.2	50,444
Dreyfus Global Real
Estate Securities
Fund, Cl. I	18,179	752,999		2.7	21,330
Dreyfus High Yield
Fund, Cl. I	(48,445)	1,108,800		4.0	69,736
Dreyfus International
Bond Fund, Cl. I	50,009	1,175,111		4.2	45,835
Dreyfus International
Equity Fund, Cl. I	(46,880)	359,447		1.3	—
Dreyfus International
Stock Index Fund	(6,552)	585,905		2.1	8,268
Dreyfus International
Value Fund, Cl. I	11,474	308,509		1.1	6,836
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	13,158	539,436		1.9	—
Dreyfus Research
Growth Fund, Cl. Z	214,456	2,039,555		7.3	6,958
Dreyfus S&P Stars
Opportunities
Fund, Cl. I	27,904	549,970		2.0	155
Dreyfus Select
Managers Small Cap
Value Fund, Cl. I	6,798	—		—	—
Dreyfus Small Cap
Stock Index Fund	(6,625)	570,707		2.0	10,476
Dreyfus Strategic
Value Fund, Cl. I	35,758	2,780,492		10.0	15,138
Dreyfus Total Return
Advantage Fund, Cl. I	(21,190)	3,994,251		14.3	195,900
Dreyfus U.S. Equity
Fund, Cl. I	124,932	1,544,461		5.5	6,090

18

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	8/31/2011	($)	Assets (%)	Distributions ($)
Dreyfus/Newton
International
Equity Fund, Cl. I	(160)	601,526		2.2	10,037
Dreyfus/The Boston
Company Large Cap
Core Fund, Cl. I	39,557	1,471,503		5.3	7,984
Dreyfus/The Boston
Company Small/Mid
Cap Growth
Fund, Cl. I	52,317	576,154		2.1	—
International Stock
Fund, Cl. I	16,902	497,354		1.8	2,638
TOTAL	539,939	27,864,626		100.1	595,805

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

Each of the tax years in the two-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2011, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $217,911, undistributed capital gains $110,673 and unrealized appreciation $296,744.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2011 and August 31, 2010 were as follows: ordinary income $305,155 and $36,541 and long-term capital gains $3,792 and $0, respectively.

During the period ended August 31, 2011, as a result of permanent book to tax differences, primarily due to the tax treatment of short-term capital gain distributions from regulated investment company holdings, the fund increased accumulated undistributed investment income-net by $82,029 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2011, the fund did not borrow under the Facilities.

20

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset values.

The Manager has contractually agreed, until January 1, 2012, to assume the expenses of the fund so that the total annual fund and underlying funds’ operating expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.45% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $20,144 during the period ended August 31, 2011.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain service. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a shareholder services plan. During the period ended August 31, 2011, the fund was charged $54,040 pursuant to the Shareholder Services Plan of which $4,982 was waived due to the fund’s investment in certain of the underlying funds.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended August 31, 2011, the fund was charged $5,184 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2011, the fund was charged $1,659 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $69.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended August 31, 2011, the fund was charged $3,533 pursuant to the custody agreement.

During the period ended August 31, 2011, the fund was charged $7,225 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: shareholder services plan fees $5,751, custodian fees $600, chief compliance officer fees $3,253 and transfer agency per account fees $1,560, which are offset against an expense reimbursement currently in effect in the amount of $3,893.

22

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2011, amounted to $19,895,033 and $3,689,084, respectively.

At August 31, 2011, the cost of investments for federal income tax purposes was $27,567,882; accordingly, accumulated net unrealized appreciation on investments was $296,744, consisting of $646,823 gross unrealized appreciation and $350,079 gross unrealized depreciation.

The Fund	23

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Moderate Allocation Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Moderate Allocation Fund (one of the series comprising Strategic Funds, Inc.) as of August 31, 2011, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year then ended and for the period from October 1, 2009 (commencement of operations) to August 31, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2011 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Moderate Allocation Fund at August 31, 2011, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period from October 1, 2009 to August 31, 2010, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 27, 2011

24

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates 92.16% of the ordinary dividends paid during the fiscal year ended August 31, 2011 as qualifying for the corporate dividends received deduction.Also certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and GrowthTax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $295,183 represents the maximum amount that may be considered qualified dividend income. The fund also hereby designates $.0353 per share as a short-term capital gain distribution and $.0030 per share as a long-term capital gain distribution paid on December 31, 2010. Shareholders will receive notification in early 2012 of the percentage applicable to the preparation of their 2011 income tax returns.

The Fund	25

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 75 investment companies (comprised of 167 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1988.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 38 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 55 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 36 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since August 2001.

The Fund	29

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since November 1990.

30

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (76 investment companies, comprised of 192 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

STEPHEN J. STOREN, Anti-Money Laundering Compliance Officer since May 2011.

Chief Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 72 investment companies (comprised of 188 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Distributor since October 1999.

The Fund	31

NOTES

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Ehud Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $79,290 in 2010 and $90,936 in 2011.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $      6,000 in 2010 and $18,000 in 2011. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0            in 2010 and $0 in 2011.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,701 in 2010 and $9,293 in 2011. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2010 and $0 in 2011.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $2,002  in 2010 and $17 in 2011. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2010 and $0 in 2011.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $28,173,266 in 2010 and $ 16,103,335 in 2011.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and             Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.;

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	October 24, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	October 24, 2011

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)